SUPPLEMENT DATED JUNE 1, 2004 TO THE
                                                PORTFOLIO ARCHITECT PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004



The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Plus Annuity prospectus dated May 3, 2004. Please retain this supplement and keep it with the prospectus for future reference.

THE PURCHASE PAYMENTS CREDITS PARAGRAPH IN THE "SUMMARY" SECTION OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING THREE PARAGRAPHS:

PURCHASE PAYMENT CREDITS. For contracts issued between April 1, 2004 and April 30, 2004, and contracts issued between June 1, 2004 and August 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, and contracts issued after August 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

THE FIRST PARAGRAPH OF THE SECTION OF THE "PURCHASE PAYMENTS CREDITS" SECTION IS DELETED AND REPLACED WITH THE FOLLOWING TWO PARAGRAPHS:

For contracts issued between April 1, 2004 and April 30, 2004 and contracts issued between June 1, 2004 and August 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, and contracts issued after August 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.


June 1, 2004                                                             L-23178